Note 16 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2020 Revenues	2020 Long-Lived Assets	2019 Revenues	2019 Long-Lived Assets
North America	$62,556,698	$12,421,144	$61,778,002	$13,325,444
Russia and CIS	3,148,424	1,028,796	3,221,609	1,048,801
Twelve months ended December 31, 2020	North American Transaction Solutions	International Transaction Solutions	Corp Exp & Eliminations	Total
Net revenues	$62,556,698	$3,148,424	$-	$65,705,122
Cost of revenues	53,593,342	2,268,061	-	55,861,403
Gross Margin	8,963,356	880,363	-	9,843,719
Gross margin %	14%	28%	-	15%
Selling, general and administrative	2,717,009	974,680	3,324,355	7,016,044
Non-cash compensation	-	-	2,718,152	2,718,152
Provision for bad debt	1,563,847	2,957	-	1,566,804
Depreciation and amortization	3,013,256	22,543	-	3,035,799
Interest expense (income), net	1,398,617	-	48,023	1,446,640
Gain on disposition	(13,500)	-	-	(13,500)
Other expense (income)	(18,455)	4,491	64,232	50,268
Net (loss) income for segment	$302,582	$(124,308)	$(6,154,762)	$(5,976,488)
Goodwill	6,671,750	1,009,436	-	7,681,186
Other segment assets	18,777,772	367,771	-	19,145,544
Total segment assets	$25,449,522	$1,377,207	$-	$26,826,730
Twelve months ended December 31, 2019	North American Transaction Solutions	International Transaction Solutions	Corp Exp & Eliminations	Total
Net revenues	$61,778,002	$3,221,609	$-	$64,999,611
Cost of revenues	52,395,752	2,325,958	-	54,721,710
Gross Margin	9,382,250	895,651	-	10,277,901
Gross margin %	15%	28%	-	16%
Selling, general and administrative	2,587,411	1,077,294	5,677,079	9,341,784
Non-cash compensation	48,433	-	2,002,429	2,050,862
Provision for bad debt	1,369,015	(18,838)	-	1,350,177
Depreciation and amortization	3,084,013	36,230	-	3,120,243
Interest expense (income), net	1,069,506	282	42,739	1,112,527
Impairment charge relating to goodwill	-	1,326,566	-	1,326,566
Other (income) expense	300,225	(1,482,196)	(277,644)	(1,459,615)
Net (loss) income for segment	$923,647	$(43,687)	$(7,444,603)	$(6,564,643)
Goodwill	6,671,750	1,009,436	-	7,681,186
Other segment assets	14,906,737	451,225	-	15,357,962
Total segment assets	$21,578,487	$1,460,661	$-	$23,039,148